Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,797,000
Previously Paid Amount	0.00
Total Fee Amount	248.17
Total Offset Amount	0.00
Net Fee	248.17
Narrative - Max Aggregate Offering Price	$ 1,797,000
Final Prospectus	true